Description of Plan - Additional Information (Details) - EBP 004 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2025	Jul. 01, 2024
EBP, Description of Plan [Line Items]
Participants age 50 or older, catch-up contribution		$ 7,500	$ 7,500
Participants age 60 through 63, catch-up contribution		$ 11,250
Matching employer contribution		100.00%
Percentage on employee's eligible compensation		3.00%
Additional employer discretionary contribution percentage		5.00%
Additional employer discretionary contribution		$ 17,629,538	17,100,956
Profit Sharing contribution				$ 4,496,498	$ 4,260,826
Forfeitures from non-vested accounts to reduce the Plan's matching contributions		$ 2,173,357	1,992,488
EBP, Automatic deferral rate		3.00%
Receivable from participants, account, maximum borrowing, to total account, percentage		50.00%
Receivable from participants, maximum borrowing amount		$ 50,000
Participant loan fixed rate		1.00%
Participant loan maturity date	[1]	Mar. 15, 2039
Involuntary termination, direct payment to participant		$ 1,000
Employee benefit plans vested percentage		100.00%
Total forfeitures		$ 365,520	$ 192,586
Maximum
EBP, Description of Plan [Line Items]
Employee contribution percentage		50.00%
Participant loan interest rate	[1]	10.30%
Participant loan maturity date		Mar. 15, 2039
Involuntary terminations, automatic distribution of participant accounts		$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan interest rate	[1]	4.00%
Participant loan maturity date		Jan. 07, 2026
Involuntary terminations, automatic distribution of participant accounts		$ 1,000
Non-Highly Compensated Employees
EBP, Description of Plan [Line Items]
Employee contribution percentage		50.00%
Highly Compensated Employees
EBP, Description of Plan [Line Items]
Employee contribution percentage		17.00%

[1]	Parties in interest to the Plan